Financial assets and liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Borrowings at beginning of period	$ (108,763)
Leases at beginning of period	(7,732)
Warrant liability at beginning of period	(5,426)	$ (2,185)
Sub-total at beginning of period	(121,921)
Cash and cash equivalents at beginning of period	71,318	60,447
Net debt total at beginning of period	(50,603)
Cash Flows, Borrowings	3,163
Cash Flows, Leases	2,337
Cash Flows, Warrants liability	0
Cash Flows, Sub-total	5,500
Cash Flows, Cash and cash equivalents	4,940	7,308
Cash Flows, Total	10,440
Remeasurement adjustments, Borrowings	(120)
Remeasurement adjustments, Warrant liability	4,434
Remeasurement adjustments	4,314
Other Changes, Borrowings	(10,042)
Other Changes, Leases	(782)
Other Changes	(10,824)
Foreign exchange adjustments, Leases	(60)
Foreign exchange adjustments, Warrant liability	0
Foreign exchange adjustments, Sub-total	(60)
Foreign exchange adjustments, cash and cash equivalents	1,296	(136)
Foreign exchange adjustments, Total	1,236
Borrowings at end of period	(115,762)
Leases at end of period	(6,237)
Warrant liability at end of period	(992)
Sub-total at end of period	(122,991)
Cash and cash equivalents at end of period	77,554	$ 67,619
Net debt total at end of period	$ (45,437)